ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
Accrued salaries and benefits	$ 61,300	$ 68,160	$ 46,362
Payables for R&D expenses	71,571	75,578	83,261
Payables for marketing events	62,520	48,190	47,729
Payables for purchase of property, equipment and software	58,457	51,278	88,286
Refundable deposits from customers	27,461	27,007	3,410
Deposits from third parties	11,659	19,608	4,684
VAT and other taxes payables	18,736	23,190	4,843
Payable for service fees	87,727	33,229	21,176
Bank acceptance notes and letter of credit		38,290	11,025
Refundable deposits in connection with the PIPE investments		9,699
Others	31,792	25,193	12,523
Total	$ 431,223	$ 419,422	$ 323,299